Expenses by nature	12 Months Ended
Jun. 30, 2025
Expenses by nature
Expenses by nature

27.          Expenses by nature

The Group disclosed expenses in the Consolidated Statement of Income and Other Comprehensive Income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2025, 2024 and 2023.

	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	239,000	-	-	239,000
Salaries, social security costs and other personnel expenses	86,515	56,193	8,794	151,502
Fees and payments for services	46,115	12,335	2,764	61,214
Cost of sale of goods and services	94,262	-	-	94,262
Maintenance, security, cleaning, repairs and others	53,718	8,821	128	62,667
Taxes, rates and contributions	12,640	3,975	25,322	41,937
Advertising and other selling expenses	15,916	116	4,785	20,817
Freights	32	4	27,367	27,403
Director's fees	-	20,224	-	20,224
Depreciation and amortization	11,157	3,814	1,266	16,237
Leases and service charges	3,953	1,242	69	5,264
Travelling, library expenses and stationery	2,294	1,738	1,197	5,229
Supplies and labors	2,730	1	4,208	6,939
Other expenses	1,105	415	2,607	4,127
Bank expenses	171	2,064	8	2,243
Conditioning and clearance	-	-	2,921	2,921
Interaction and roaming expenses	1,134	60	25	1,219
Allowance for doubtful accounts, net	-	-	1,638	1,638
Total expenses by nature as of 06.30.2025	570,742	111,002	83,099	764,843

	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	273,962	-	-	273,962
Salaries, social security costs and other personnel expenses	76,618	55,490	8,236	140,344
Fees and payments for services	63,143	15,367	3,701	82,211
Cost of sale of goods and services	66,423	-	-	66,423
Maintenance, security, cleaning, repairs and others	45,093	7,332	109	52,534
Taxes, rates and contributions	8,699	6,208	30,894	45,801
Advertising and other selling expenses	17,049	119	3,834	21,002
Freights	49	520	23,161	23,730
Director's fees	-	22,903	-	22,903
Depreciation and amortization	9,527	4,126	1,091	14,744
Leases and service charges	2,986	1,309	115	4,410
Travelling, library expenses and stationery	2,218	1,717	956	4,891
Supplies and labors	2,397	-	5,276	7,673
Other expenses	1,407	567	2,278	4,252
Bank expenses	256	2,570	-	2,826
Conditioning and clearance	-	-	3,042	3,042
Interaction and roaming expenses	1,484	71	29	1,584
Allowance for doubtful accounts, net	-	-	1,465	1,465
Total expenses by nature as of 06.30.2024	571,311	118,299	84,187	773,797
	Costs	General and administrative expenses	Selling expenses	Total
Change in agricultural products and biological assets	295,317	-	-	295,317
Salaries, social security costs and other personnel expenses	75,072	53,880	7,100	136,052
Fees and payments for services	57,135	14,443	5,872	77,450
Cost of sale of goods and services	70,552	-	-	70,552
Maintenance, security, cleaning, repairs and others	43,359	7,864	80	51,303
Taxes, rates and contributions	10,467	3,840	29,361	43,668
Advertising and other selling expenses	24,345	92	1,909	26,346
Freights	29	14	20,770	20,813
Director's fees	-	53,111	-	53,111
Depreciation and amortization	8,937	4,431	556	13,924
Leases and service charges	4,123	1,591	158	5,872
Travelling, library expenses and stationery	1,989	1,498	911	4,398
Supplies and labors	3,470	-	90	3,560
Other expenses	1,128	945	180	2,253
Bank expenses	191	2,135	58	2,384
Conditioning and clearance	-	-	2,143	2,143
Interaction and roaming expenses	1,133	52	20	1,205
Allowance for doubtful accounts, net	-	-	1,010	1,010
Total expenses by nature as of 06.30.2023	597,247	143,896	70,218	811,361